Annual Fund Operating Expenses	Oct. 09, 2025
AlphaDroid Broad Markets Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 11, 2026
AlphaDroid Broad Markets Momentum ETF | AlphaDroid Broad Markets Momentum ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	1.09%	[1]
Expenses (as a percentage of Assets)	0.94%	[1],[2]
AlphaDroid Defensive Sector Rotation ETF | AlphaDroid Defensive Sector Rotation ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.25%	[3]
Expenses (as a percentage of Assets)	1.20%	[4]

[1]	Teucrium Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to reduce the Fund’s management fee from 0.95% to 0.80% of the Fund’s average daily net assets until at least October 11, 2026. This agreement may be terminated only by, or with the consent of, the Listed Funds Trust (the “Trust”) Board of Trustees (the “Board”).
2.Estimated for the current fiscal year.

[2]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” may not correlate to the expense ratios in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
[3]	Estimated for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.